GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Impairment loss	$ 8,426,865	$ 15,371,643	$ 28,246,010
Goodwill impairment loss	2,996,248	15,371,643
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,784,137
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Growth rate				5.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Growth rate				20.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Tax rate	4.55%
Discount rate				6.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Tax rate	28.00%
Discount rate				25.00%
Goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 4,700,000	$ 15,400,000